SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	6,960,021
Number of RSUs outstanding, Ending of the period	6,943,483	6,960,021
Restricted Stock Units Rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	514,832	614,666
Vested	(11,666)	(448,660)
Issued	1,630,000	348,826
Number of RSUs outstanding, Ending of the period	2,133,166	514,832